Equity Plans and Related Equity Activity - Summarizes Information about Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Summarizes information about stock options
Number of Outstanding Options	17,139
Outstanding Options, Weighted-Average Remaining Contractual Term (Years)	5 years 7 months 6 days
Outstanding Options, Weighted Average Exercise Price per Share	$ 1.33
Number of Exercisable Options	5,443
Exercisable Options, Weighted Average Exercise Price per Share	$ 1.72
Range One [Member]
Summarizes information about stock options
Exercise Price Range, Lower Range Limit	$ 0.72
Exercise Price Range, Upper Range Limit	$ 0.89
Number of Outstanding Options	5,120
Outstanding Options, Weighted-Average Remaining Contractual Term (Years)	6 years 6 months
Outstanding Options, Weighted Average Exercise Price per Share	$ 0.87
Number of Exercisable Options	107
Exercisable Options, Weighted Average Exercise Price per Share	$ 0.78
Range Two [Member]
Summarizes information about stock options
Exercise Price Range, Lower Range Limit	$ 0.94
Exercise Price Range, Upper Range Limit	$ 1.27
Number of Outstanding Options	6,492
Outstanding Options, Weighted-Average Remaining Contractual Term (Years)	5 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price per Share	$ 1.21
Number of Exercisable Options	2,343
Exercisable Options, Weighted Average Exercise Price per Share	$ 1.21
Range Three [Member]
Summarizes information about stock options
Exercise Price Range, Lower Range Limit	$ 1.30
Exercise Price Range, Upper Range Limit	$ 1.82
Number of Outstanding Options	4,488
Outstanding Options, Weighted-Average Remaining Contractual Term (Years)	5 years
Outstanding Options, Weighted Average Exercise Price per Share	$ 1.62
Number of Exercisable Options	2,199
Exercisable Options, Weighted Average Exercise Price per Share	$ 1.73
Range Four [Member]
Summarizes information about stock options
Exercise Price Range, Lower Range Limit	$ 1.88
Exercise Price Range, Upper Range Limit	$ 15.24
Number of Outstanding Options	1,039
Outstanding Options, Weighted-Average Remaining Contractual Term (Years)	4 years 2 months 12 days
Outstanding Options, Weighted Average Exercise Price per Share	$ 3.08
Number of Exercisable Options	794
Exercisable Options, Weighted Average Exercise Price per Share	$ 3.28